Note 11. Industry Segments (Tables)	9 Months Ended
Sep. 30, 2016
Table Text Block Supplement [Abstract]
Schedule of Segment Reporting Information, by Segment

LMH conducts the Company's billboard rental operations.  LMH advertisers are located in Alabama, Florida, Georgia, and Wisconsin.

				Total
Nine Months Ended September 30, 2016	GIG	LMH	Unallocated	Consolidated

Revenue	$276,850	$2,273,210	$-	$2,550,060
Segment loss from operations	(480,585)	(663,387)	(1,091,658)	(2,235,630)
Capital expenditures	1,265,000	9,639,824	-	10,904,824
Depreciation and amortization	119,926	1,130,800	-	1,250,726

				Total
Nine Months Ended September 30, 2015	GIG	LMH	Unallocated	Consolidated

Revenue	$-	$349,161	$9,700	$358,861
Segment loss from operations	-	(206,737)	(482,162)	(688,899)
Capital expenditures	-	9,924,565	-	9,924,565
Depreciation and amortization	-	211,304	-	211,304

				Total
Three Months Ended September 30, 2016	GIG	LMH	Unallocated	Consolidated

Revenue	$83,089	$959,148	-	$1,042,237
Segment loss from operations	(237,342)	(203,649)	(343,533)	(784,524)
Capital expenditures	-	445,451	-	445,451
Depreciation and amortization	71,851	429,231	-	501,082

				Total
Three Months Ended September 30, 2015	GIG	LMH	Unallocated	Consolidated

Revenue	$-	$349,161	$-	$349,161
Segment loss from operations	-	(174,776)	(275,224)	(450,000)
Capital expenditures	-	3,239,961	-	3,239,961
Depreciation and amortization	-	189,331	-	189,331

				Total
As of September 30, 2016	GIG	LMH	Unallocated	Consolidated

Goodwill	$592,325	$7,325,528	$-	$7,917,853
Total assets	1,653,998	19,371,609	42,636,968	63,662,575

				Total
As of September 30, 2015	GIG	LMH	Unallocated	Consolidated

Goodwill	$-	$3,742,465	$-	$3,742,465
Total assets	-	10,094,712	14,184,187	24,278,899